Consolidated Statements Of Operations And Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 03, 2018	Oct. 28, 2017	Nov. 03, 2018	Oct. 28, 2017	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Total revenues	$ 3,221,663	$ 3,084,245	$ 9,590,465	$ 9,198,600	$ 12,754,589	$ 12,350,537	$ 12,467,553
Cost of sales	2,629,575	2,523,297	7,858,515	7,578,790	10,513,492	10,223,017	10,476,519
Selling, general and administrative expenses	499,554	480,285	1,534,314	1,490,117	2,017,821	1,908,752	1,797,780
Preopening expense	2,207	123	4,065	2,156	3,004	2,749	6,458
Operating income	90,327	80,540	193,571	127,537	220,272	216,019	186,796
Interest expense, net	33,029	42,321	137,787	150,211	196,724	143,351	150,093
Income (loss) from continuing operations before income taxes	57,298	38,219	55,784	(22,674)	23,548	72,668	36,703
Provision (benefit) for income taxes	2,730	15,346	(7,595)	(6,575)	(28,427)	27,968	12,049
Income (loss) from continuing operations	54,568	22,873	63,379	(16,099)	51,975	44,700	24,654
Loss from discontinued operations, net of income taxes	(137)	(98)	(425)	(308)	(1,674)	(476)	(550)
Net income (loss)	$ 54,431	$ 22,775	$ 62,954	$ (16,407)	$ 50,301	$ 44,224	$ 24,104
Income (loss) per share attributable to common stockholders - basic:
Income (loss) from continuing operations	$ 0.40	$ 0.26	$ 0.58	$ (0.18)	$ 0.59	$ 0.51	$ 0.28
Loss from discontinued operations					(0.02)	(0.01)	(0.01)
Net income (loss)	0.40	0.26	0.58	(0.18)	0.57	0.50	0.27
Income (loss) per share attributable to common stockholders - diluted:
Income (loss) from continuing operations	0.39	0.25	0.55	(0.18)	0.56	0.49	0.27
Loss from discontinued operations					(0.02)	(0.01)	(0.01)
Net income (loss)	$ 0.39	$ 0.25	$ 0.55	$ (0.18)	$ 0.54	$ 0.48	$ 0.26
Weighted average number of common shares outstanding:
Basic	135,018,238	88,442,052	110,162,167	88,363,302	88,385,864	88,163,992	87,869,243
Diluted	139,367,737	92,285,008	114,943,739	88,363,302	92,263,577	90,736,079	90,241,354
Other comprehensive income, net of tax:
Postretirement medical plan adjustment, net of income tax of $717, $744 and $204, respectively					$ (312)	$ (1,086)	$ 1,045
Unrealized gain on cash flow hedge, net of income tax of $424, $25 and $0, respectively						38	619
Total other comprehensive income, net of tax					49,989	43,176	25,768
Product [Member]
Total revenues	$ 3,150,234	$ 3,019,389	$ 9,380,640	$ 9,006,022	12,495,995	12,095,302	12,220,215
Membership [Member]
Total revenues	$ 71,429	$ 64,856	$ 209,825	$ 192,578	$ 258,594	$ 255,235	$ 247,338